2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2012	2011	2010
Allowance For Credit Losses:
Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Provision for Loan Losses	22,484,582	19,008,749	20,907,373
Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Recoveries	8,976,713	8,089,933	7,178,990
Ending Balance	$ 22,010,085	$ 21,360,085	$ 24,110,085

	2012	2011	2010
Finance receivables:
Ending balance	$446,358,300	$414,720,423	$388,989,224
Ending balance; collectively evaluated for impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224